SCHEDULE OF PROPERTY AND EQUIPMENT (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022 USD ($)
Notes and other explanatory information [abstract]
Cost of equipment returned to vendor	$ 196,490